UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Mortgage Securities Fund

Semiannual report

3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Putnam
Mortgage Securities
Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	51

Message from the Trustees

May 6, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

Effective December 2023, the fund increased its monthly dividend distribution rate for class A shares to $0.064 from $0.050 per share. The change was made because the fund is required to fully distribute undistributed income accrued in the fiscal year ended September 30, 2023. Similar increases were made to the other share classes.

2 Mortgage Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/23	0.97%	1.72%	1.72%	1.22%	0.56%	0.72%
Annualized expense ratio for the
six-month period ended 3/31/24	0.96%	1.71%	1.71%	1.21%	0.55%	0.71%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.00	$8.89	$8.89	$6.30	$2.87	$3.70
Ending value (after expenses)	$1,084.40	$1,080.50	$1,080.10	$1,082.90	$1,086.90	$1,086.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Mortgage Securities Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$4.85	$8.62	$8.62	$6.11	$2.78	$3.59
Ending value (after expenses)	$1,020.20	$1,016.45	$1,016.45	$1,018.95	$1,022.25	$1,021.45

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Mortgage Securities Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Mortgage Securities Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Mortgage Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Securities Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (127.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (27.6%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 3.625%, 7/20/26	$1,483	$1,455
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/54	3,000,000	3,026,862
6.00%, 1/15/29	1	1
5.50%, TBA, 4/1/54	12,000,000	11,992,936
5.50%, 8/15/35	91	92
5.00%, TBA, 4/1/54	5,000,000	4,914,804
4.50%, TBA, 4/1/54	12,000,000	11,529,704
4.00%, TBA, 4/1/54	17,000,000	15,909,661
3.50%, TBA, 4/1/54	14,000,000	12,738,370
3.00%, TBA, 4/1/54	19,000,000	16,758,352
2.50%, TBA, 4/1/54	24,000,000	20,440,097
2.00%, TBA, 4/1/54	23,000,000	18,844,365
		116,156,699
U.S. Government Agency Mortgage Obligations (99.7%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	2,000,000	2,042,969
6.00%, TBA, 4/1/54	65,400,000	66,020,790
5.50%, TBA, 4/1/54	52,000,000	51,750,156
5.00%, TBA, 4/1/54	27,000,000	26,352,421
4.50%, TBA, 4/1/54	18,000,000	17,140,079
4.00%, TBA, 4/1/54	20,000,000	18,520,312
3.50%, TBA, 4/1/54	33,000,000	29,525,978
3.50%, TBA, 4/1/39	2,000,000	1,899,609
3.00%, TBA, 4/1/54	33,000,000	28,398,048
3.00%, TBA, 4/1/39	4,000,000	3,718,125
2.50%, TBA, 4/1/54	71,000,000	58,688,714
2.50%, TBA, 4/1/39	9,000,000	8,178,398
2.00%, TBA, 4/1/54	103,000,000	81,488,090
2.00%, TBA, 4/1/39	18,000,000	15,943,747
1.50%, TBA, 4/1/39	11,000,000	9,521,450
		419,188,886
Total U.S. government and agency mortgage obligations (cost $534,394,782)		$535,345,585

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes 0.250%, 09/30/25 [i]	$271,000	$253,247
Total U.S. treasury obligations (cost $253,247)		$253,247

MORTGAGE-BACKED SECURITIES (81.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (30.6%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$845,331	$850,935
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.858%, 7/25/43 W	9,976	9,267

8 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	$412,861	$21,388
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	7,080,831	1,617,538
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,472,875	917,521
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,867,381	1,006,866
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	1,037,293	64,772
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	126,201	139,508
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.875%, 10/25/43 W	5,197	4,175
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	1,085,025	1,101,812
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	10,322,816	1,965,586
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	3,032,983	409,658
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	183,241	5,184
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	18,281,824	3,278,238
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 8/25/50	7,068,671	798,553
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.617%, 4/15/44	8,506,046	726,184
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 9/25/49	8,743,379	807,130
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 12/25/49	6,217,692	718,645
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,534	1,222
REMICs Ser. 3391, PO, zero %, 4/15/37	23,770	19,838
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	11,878	9,946
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 7.472%, 3/25/34 W	2,309	2,311
REMICs FRB Ser. 03-W11, Class A1, 6.72%, 6/25/33 W	227	228
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	4,120,549	675,931
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	3,617,625	595,063
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	3,403,527	265,288
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	3,940,016	580,364
REMICs FRB Ser. 03-W14, Class 2A, 4.57%, 1/25/43 W	6,385	6,086
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	10,109,611	1,998,560
Trust FRB Ser. 03-W3, Class 1A4, 4.31%, 8/25/42 W	14,707	13,695
Trust FRB Ser. 04-W2, Class 4A, 4.24%, 2/25/44 W	3,118	3,006
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	926,338	31,344
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	21,174,072	4,097,607
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	7,235,786	1,068,371
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	28,484,451	5,235,344
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	7,210,708	1,142,443
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.355%, 2/25/38	277,095	274,661
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	7,968,819	1,325,135
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	9,450,913	1,135,404
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	6,111,236	1,000,104
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.165%, 10/25/41	236,708	16,857

Mortgage Securities Fund 9

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 3/25/48	$4,469,660	$341,035
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 6/25/50	5,063,522	598,412
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 8/25/46	7,645,513	450,935
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 9/25/49	7,280,789	710,134
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/46	7,742,892	726,039
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 11/25/49	2,491,720	242,930
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.515%, 1/25/50	14,596,564	1,705,204
REMICs Ser. 01-79, Class BI, IO, 0.237%, 3/25/45 W	608,603	1,272
REMICs Ser. 03-34, PO, zero %, 4/25/43	34,246	29,192
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	79,480	64,223
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,677	2,154
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	769	610
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.469%, 4/20/51 W	1,057,188	1,073,377
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,642,383	438,005
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	9,927,103	1,887,807
Ser. 20-167, Class IT, IO, 5.00%, 9/20/47	5,026,087	1,031,761
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,485,123	715,670
Ser. 14-76, IO, 5.00%, 5/20/44	1,970,382	387,547
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,425,835	315,147
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,662,092	1,068,493
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	7,342,388	1,647,362
Ser. 18-1, IO, 4.50%, 1/20/48	3,946,779	830,197
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,331,824	599,630
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,353,816	804,134
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	3,143,421	571,395
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,074,595	556,968
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	589,194	96,650
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,788,045	97,579
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,009,479	153,871
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	2,777,473	468,839
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	5,317,030	938,775
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	4,237,388	343,808
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	11,432,440	1,455,290
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	15,041,955	2,266,516
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	10,868,980	1,839,082
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	1,749,696	222,005
Ser. 12-136, IO, 3.50%, 11/20/42	5,154,741	719,284
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	551,489	20,177
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,041,179	55,582
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	7,626,166	1,148,653

10 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	$5,123,342	$981,298
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	8,106,910	1,225,747
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	9,056,080	1,092,094
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	10,826,329	1,694,320
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	1,255,426	53,883
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 2.814%, 9/20/53	1,254,786	1,152,159
Ser. 16-H13, Class IK, IO, 2.676%, 6/20/66 W	9,843,233	805,392
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	12,054,863	1,591,056
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	27,092,758	3,797,278
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	7,874,218	1,063,554
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	16,909,490	2,212,221
Ser. 16-H04, Class HI, IO, 2.337%, 7/20/65 W	4,270,993	114,463
Ser. 16-H07, Class PI, IO, 2.274%, 3/20/66 W	17,211,933	1,081,447
Ser. 16-H24, IO, 2.159%, 9/20/66 W	12,464,224	913,978
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.077%, 5/20/53	2,758,582	2,697,927
Ser. 15-H23, Class TI, IO, 1.935%, 9/20/65 W	11,207,686	420,288
Ser. 15-H23, Class DI, IO, 1.897%, 9/20/65 W	3,220,673	140,099
Ser. 17-H23, Class BI, IO, 1.884%, 11/20/67 W	7,489,834	314,573
Ser. 17-H08, Class GI, IO, 1.741%, 2/20/67 W	8,806,155	736,497
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.681%, 2/20/53	21,143,030	1,059,539
Ser. 14-H25, Class BI, IO, 1.666%, 12/20/64 W	9,759,799	238,188
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.631%, 1/20/54	19,310,039	1,231,977
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.581%, 1/20/53	45,514,190	2,151,397
Ser. 17-H04, Class BI, IO, 1.419%, 2/20/67 W	9,045,117	379,754
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.257%, 12/20/43	2,647,144	268,447
Ser. 17-H06, Class MI, IO, 1.245%, 2/20/67 W	13,506,404	523,805
Ser. 18-H02, Class IM, IO, 1.23%, 2/20/68 W	8,426,735	504,814
IFB Ser. 23-136, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 6.50%), 1.181%, 9/20/53	44,778,579	1,572,919
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.157%, 4/20/38	3,815,125	406,132
Ser. 16-H18, Class QI, IO, 1.105%, 6/20/66 W	9,840,217	515,588
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.081%, 1/20/54	17,399,412	1,018,459
Ser. 17-H14, Class LI, IO, 1.073%, 6/20/67 W	5,574,424	256,127
Ser. 17-H03, Class KI, IO, 1.033%, 1/20/67 W	13,607,422	1,114,448
Ser. 18-H04, Class JI, IO, 1.02%, 3/20/68 W	11,207,313	457,258
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.931%, 1/20/53	20,196,330	1,127,569
Ser. 18-H01, Class XI, IO, 0.929%, 1/20/68 W	11,459,500	757,294
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 6/20/51	9,148,083	1,078,467

Mortgage Securities Fund 11

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 5/20/51	$12,946,245	$1,503,758
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 9/20/50	9,072,543	1,045,366
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 8/20/50	4,966,468	594,072
FRB Ser. 16-H19, Class AI, IO, 0.843%, 9/20/66 W	17,688,859	736,352
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.841%, 4/20/53	37,715,905	1,978,588
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 6/20/43	6,508,047	566,948
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66 W	18,635,226	773,362
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.709%, 9/16/43	5,186,602	459,550
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 5/20/49	4,344,981	414,634
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 2/20/40	412,182	37,096
Ser. 16-H27, Class GI, IO, 0.701%, 12/20/66 W	14,810,084	773,768
Ser. 16-H24, Class JI, IO, 0.696%, 11/20/66 W	5,556,213	273,505
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.681%, 11/20/53	44,947,343	1,983,315
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.681%, 7/20/53	18,397,153	938,630
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 6/20/46	6,238,254	603,515
Ser. 17-H25, Class CI, IO, 0.617%, 12/20/67 W	13,051,291	792,988
IFB Ser. 23-19, Class S, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 11/20/49	25,815,603	2,468,181
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 10/20/49	7,795,386	889,659
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 9/20/49	5,584,251	546,558
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67 W	8,331,246	286,595
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 10/20/49	7,674,295	878,768
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 5/20/44	10,416,947	874,086
Ser. 15-H20, Class CI, IO, 0.513%, 8/20/65 W	15,920,512	870,852
FRB Ser. 15-H16, Class XI, IO, 0.49%, 7/20/65 W	6,872,215	353,919
Ser. 16-H03, Class AI, IO, 0.432%, 1/20/66 W	9,100,573	313,515
Ser. 15-H14, Class AI, IO, 0.431%, 6/20/65 W	33,566,854	1,337,744
Ser. 15-H22, Class AI, IO, 0.407%, 9/20/65 W	17,053,661	813,460
Ser. 17-H20, Class AI, IO, 0.382%, 10/20/67 W	18,130,502	828,908
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.331%, 3/20/53	34,483,707	900,314
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.281%, 3/20/53	39,849,069	936,031
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.281%, 12/20/52	31,518,765	1,591,171

12 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H25, IO, 0.263%, 11/20/67 W	$8,533,562	$305,083
Ser. 15-H04, Class AI, IO, 0.219%, 12/20/64 W	11,282,402	328,001
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.157%, 8/20/44	2,982,821	231,465
Ser. 14-H21, Class AI, IO, 0.133%, 10/20/64 W	12,346,631	397,586
Ser. 15-H13, Class AI, IO, 0.116%, 6/20/65 W	10,523,211	463,186
Ser. 15-H10, Class HI, IO, 0.084%, 4/20/65 W	13,364,266	562,636
Ser. 18-H19, Class JI, IO, 0.067%, 10/20/68 W	11,966,065	413,540
Ser. 16-H10, Class AI, IO, 0.032%, 4/20/66 W	19,126,270	388,034
Ser. 16-H06, Class DI, IO, 0.023%, 7/20/65 W	10,162,447	260,159
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67 W	9,807,586	296,189
Ser. 17-H09, IO, 0.014%, 4/20/67 W	8,702,385	255,633
		128,584,688
Commercial mortgage-backed securities (27.9%)
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 8.631%, 4/15/37	821,000	769,359
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	505,553
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	1,224,248
FRB Ser. 19-C5, Class F, 2.606%, 11/15/52 W	1,001,000	533,065
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	397,751	427,676
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.177%, 1/15/51 W	1,099,000	806,131
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.021%, 4/10/51 W	1,744,000	1,072,481
Ser. 19-B11, Class D, 3.00%, 5/15/52	2,608,000	1,680,280
Ser. 18-B1, Class E, 3.00%, 1/15/51 W	1,840,000	1,045,175
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	2,305,000	1,434,406
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.538%, 2/10/50 W	1,638,000	810,056
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	826,000	565,686
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	880,472
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	760,989
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.419%, 2/10/48 W	1,731,000	1,649,642
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	973,000	908,535
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.941%, 9/10/45 W	1,387,488	1,252,319
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48 W	1,018,000	915,773
Ser. 15-P1, Class D, 3.225%, 9/15/48	567,000	491,730
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,664,000	1,256,661
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46 W	420,537	390,992
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47 W	1,741,904	1,619,828
FRB Ser. 14-UBS3, Class C, 4.73%, 6/10/47 W	409,000	312,314
FRB Ser. 14-UBS4, Class C, 4.621%, 8/10/47 W	397,060	299,656

Mortgage Securities Fund 13

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	$1,987,529	$1,769,785
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	1,285,000	1,198,908
FRB Ser. 15-CR26, Class D, 3.464%, 10/10/48 W	1,351,375	1,054,959
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.349%, 8/10/46 W	2,546,000	1,922,230
FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46 W	1,906,000	1,237,200
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47 W	1,959,000	1,682,681
FRB Ser. 14-UBS4, Class D, 4.684%, 8/10/47 W	757,000	432,566
FRB Ser. 14-CR19, Class D, 4.621%, 8/10/47 W	1,317,000	1,222,941
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46 W	800,653	747,407
FRB Ser. 15-LC19, Class E, 4.211%, 2/10/48 W	1,436,000	1,080,684
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,219,000	1,347,226
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	638,389
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,765,000	1,306,100
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,092,842
FRB Ser. 18-COR3, Class D, 2.809%, 5/10/51 W	936,000	537,713
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.35%, 8/15/48 W	922,000	780,599
FRB Ser. 15-C2, Class C, 4.174%, 6/15/57 W	1,876,000	1,648,140
FRB Ser. 15-C2, Class D, 4.174%, 6/15/57 W	2,410,000	1,748,686
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	635,000	599,162
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	1,149,542
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44 W	2,208,999	2,074,033
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	2,289,000	2,245,395
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	17,541,862	855,166
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46 W	1,880,000	1,720,709
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.36%, 8/10/43 W	742,000	633,045
FRB Ser. 14-GC24, Class D, 4.521%, 9/10/47 W	2,326,000	1,267,241
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	1,021,000	488,686
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.561%, 9/15/47 W	1,124,000	972,179
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.657%, 4/15/47 W	732,000	724,321
FRB Ser. C14, Class D, 4.111%, 8/15/46 W	2,305,000	1,541,754
FRB Ser. 13-C12, Class E, 3.959%, 7/15/45 W	1,235,000	877,288
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.383%, 9/15/50 W	1,453,000	1,043,861
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.761%, 6/15/51 W	835,000	676,068
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	561,480
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	995,000	735,122
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.326%, 6/15/49 W	2,330,000	1,317,451

14 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	$1,503,527	$1,452,802
FRB Ser. 13-LC11, Class D, 4.116%, 4/15/46 W	933,000	384,880
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47 W	1,046,335	959,548
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	616,111
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46 W	1,123,000	867,232
FRB Ser. 11-C3, Class E, 5.526%, 2/15/46 W	1,629,000	667,719
FRB Ser. 13-C16, Class D, 4.884%, 12/15/46 W	966,364	794,923
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.518%, 10/15/48 W	1,824,000	1,600,598
FRB Ser. 14-C16, Class B, 4.354%, 6/15/47 W	1,695,000	1,588,215
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48 W	1,616,000	1,475,170
FRB Ser. 17-C34, Class C, 4.172%, 11/15/52 W	751,000	622,723
FRB Ser. 13-C9, Class C, 3.727%, 5/15/46 W	946,000	828,170
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.049%, 10/15/46 W	479,000	400,552
FRB Ser. 13-C12, Class E, 6.049%, 10/15/46 W	2,040,618	1,632,323
FRB Ser. 14-C17, Class D, 4.653%, 8/15/47 W	726,000	663,546
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	469,605
FRB Ser. 15-C24, Class E, 4.323%, 5/15/48 W	1,780,000	1,346,748
FRB Ser. 12-C6, Class E, 4.252%, 11/15/45 W	1,677,000	804,745
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50 W	924,000	804,763
FRB Ser. 13-C10, Class F, 3.942%, 7/15/46 W	2,316,000	143,926
FRB Ser. 13-C9, Class D, 3.815%, 5/15/46 W	1,122,000	945,315
Ser. 14-C19, Class D, 3.25%, 12/15/47	954,000	786,992
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45 W	1,938,000	1,431,213
FRB Ser. 11-C3, Class E, 4.944%, 7/15/49 W	2,576,226	2,500,614
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	5,732,226	5,640,915
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, (CME Term SOFR 1 Month + 3.02%), 8.351%, 9/16/38 (Bermuda)	507,000	510,192
FRB Ser. 22-9, Class AS, (CME Term SOFR 1 Month + 2.78%), 8.109%, 8/19/35 (Bermuda)	687,000	690,069
FRB Ser. 21-8, Class A, 6.439%, 8/9/37 (Cayman Islands)	422,140	418,793
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	978,866	980,220
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.08%, 5/19/38 (Bermuda)	732,000	732,914
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.882%, 6/15/51 W	1,439,000	1,176,180
FRB Ser. 17-C3, Class C, 4.386%, 8/15/50 W	2,426,000	2,011,620
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	1,132,786	1,012,033
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	2,564,000	1,377,549
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.541%, 6/16/36	366,771	365,271

Mortgage Securities Fund 15

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59 W	$1,174,000	$864,237
FRB Ser. 18-C46, Class C, 4.965%, 8/15/51 W	823,000	703,742
FRB Ser. 15-C31, Class C, 4.594%, 11/15/48 W	1,373,000	1,273,258
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48 W	1,072,000	993,912
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48 W	1,407,000	1,217,750
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	418,000	364,370
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,243,200
Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	790,000	465,805
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.594%, 11/15/48 W	1,550,000	1,007,499
FRB Ser. 15-C30, Class D, 4.494%, 9/15/58 W	522,500	440,116
Ser. 17-RB1, Class D, 3.401%, 3/15/50	991,000	513,072
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,822,000	1,393,493
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,815,000	1,695,230
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.979%, 6/15/44 W	1,659,568	1,256,682
FRB Ser. 12-C9, Class D, 4.562%, 11/15/45 W	192,793	187,964
FRB Ser. 12-C9, Class E, 4.562%, 11/15/45 W	1,003,000	929,005
FRB Ser. 13-C11, Class D, 4.06%, 3/15/45 W	2,016,000	1,629,345
		117,427,455
Residential mortgage-backed securities (non-agency) (22.9%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,983,912	2,007,471
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	2,068,788	2,061,551
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	2,006,939	1,995,330
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	5,047,957	2,880,938
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	653,740
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	2,765,139	2,617,245
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.944%, 1/25/36	191,320	172,861
FRB Ser. 05-8, Class 21A1, 5.292%, 10/25/35 W	329,122	273,330
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.924%, 6/25/36	2,765,835	2,619,165
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	2,964,562	3,007,726
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.623%, 2/20/47	1,796,798	1,367,322
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.624%, 6/25/47	3,536,560	3,313,788
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.54%, 2/25/60 W	1,791,138	1,809,469
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	2,024,800	1,677,984

16 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.785%, 4/25/28	$328,580	$359,737
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.235%, 3/25/28	2,709,403	2,839,750
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	2,132,532	2,265,506
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.685%, 4/25/49	637,000	779,564
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	2,108,000	2,688,524
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/49	4,520,000	5,705,279
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	282,000	340,384
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	2,647,000	3,560,215
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/50	916,000	1,204,483
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.07%, 4/25/42	350,000	396,195
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.785%, 1/25/48	2,681,000	3,165,256
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.035%, 3/25/50	1,000,000	1,168,996
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 11.685%, 10/25/49	1,070,000	1,181,843
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.685%, 9/25/50	708,612	782,001
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.236%, 9/25/47	371,000	389,086
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	3,100,000	3,497,188
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.07%, 1/25/51	1,330,000	1,403,202
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 3/25/50	3,276,000	3,689,163
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58 W	1,400,000	1,299,534
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57 W	876,000	800,815
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	2,085,000	1,839,322
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.185%, 10/25/28	467,365	549,280
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	2,814,018	3,266,631

Mortgage Securities Fund 17

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.685%, 1/25/29	$780,456	$889,934
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.685%, 4/25/29	504,921	577,046
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.185%, 2/25/40	3,455,000	3,719,793
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.785%, 7/25/31	3,187,000	3,428,017
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	881,301	934,556
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.085%, 2/25/40	1,887,000	1,983,560
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.685%, 1/25/40	347,000	359,161
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.435%, 1/25/40	311,000	319,540
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	3,048,000	3,133,725
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	3,255	3,270
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.32%, 11/25/41	400,000	402,272
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.961%, 5/19/35	951,145	296,904
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.47%, 1/25/34 (Bermuda)	1,000,000	993,331
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.764%, 11/25/36	1,138,146	940,055
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	638,546
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	780,288
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	493,835	496,410
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 6.374%, 11/25/34	100,114	94,532
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.785%, 7/25/29 (Bermuda)	695,000	695,401
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.935%, 7/25/29 (Bermuda)	574,000	574,333
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	1,409,000	1,408,884
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	1,074,000	1,069,499
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.564%, 8/25/36	212,335	183,707
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A2, 5.105%, 6/25/24	1,100,000	1,068,958

18 Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (81.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	$862,000	$762,865
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 6.364%, 7/25/45	524,117	464,552
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 5.904%, 4/25/37	544,935	526,205
		96,375,218
Total mortgage-backed securities (cost $365,533,701)		$342,387,361

ASSET-BACKED SECURITIES (1.7%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.594%, 10/22/24	$425,000	$423,698
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.694%, 10/22/24	2,146,000	2,137,978
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	1,700,000	1,695,113
FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.294%, 10/22/24	510,000	508,772
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class D, (CME Term SOFR 1 Month + 1.51%), 6.844%, 5/25/24	1,061,667	1,061,387
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	1,375,000	1,374,695
Total asset-backed securities (cost $7,116,102)		$7,201,643

SHORT-TERM INVESTMENTS (13.6%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	40,296,434	$40,296,434
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	12,236,000	12,236,000
U.S. Treasury Bills 5.361%, 4/25/24 ∆ Φ		$2,400,000	2,391,589
U.S. Treasury Bills 5.380%, 5/23/24 # ∆ Φ		2,500,000	2,481,045
Total short-term investments (cost $57,405,272)			$57,405,068

TOTAL INVESTMENTS
Total investments (cost $964,703,104)	$942,592,904

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Mortgage Securities Fund 19

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $420,592,662.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $844,022 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,850,459 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $695,871 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

20 Mortgage Securities Fund

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	485	$99,174,922	$99,174,922	Jun-24	$73,463
Unrealized appreciation					73,463
Unrealized (depreciation)					—
Total					$73,463

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$57,860,800	$(423,202)	$(421,227)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	41,942,300	(2,147,446)	(646,331)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	41,942,300	(2,050,978)	195,451
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	12,942,000	(281,122)	(121,525)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	12,942,000	(4,179,735)	554,435
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	9,751,600	(755,749)	(8,581)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(284,085)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	481,475
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(199,880)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	456,438
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10	1,161,400	(398,522)	7,201
Citibank, N.A.
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	89,170,800	(876,103)	89,171
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	89,170,800	(900,625)	(608,145)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	14,080,100	(3,291,364)	411,702
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	14,080,100	(1,175,688)	(229,365)
Deutsche Bank AG
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	5,530,300	385,185	(66,751)
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	5,530,300	385,185	138,036
Goldman Sachs International
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	13,681,500	(797,631)	(54,452)
JPMorgan Chase Bank N.A.
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	312,937
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	13,402,000	1,125,768	(226,762)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475	9,356,900	627,848	98,902
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475	9,356,900	627,848	(68,680)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	2,820,300	(93,916)	(24,875)
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	2,820,300	(373,938)	57,760
Unrealized appreciation				2,803,508
Unrealized (depreciation)				(2,960,659)
Total				$(157,151)

Mortgage Securities Fund 21

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$50,000,000	$1,406,000	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$3,130,011
370,000,000	3,492,800	2,201,886	9/21/24	3.40% — Annually	US SOFR — Annually	9,648,864
Upfront premium received		3,364,743		Unrealized appreciation		12,778,875
Upfront premium (paid)		—		Unrealized (depreciation)		—
Total		$3,364,743		Total	$12,778,875

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$19,166,900	$314,529 E	$(652)	12/13/57	US SOFR — Annually	3.524% — Annually	$313,877
3,635,100	23,883 E	(71)	12/6/42	US SOFR — Annually	3.887% — Annually	23,812
3,805,500	28,389 E	(57)	3/18/36	3.757% — Annually	US SOFR — Annually	(28,446)
4,043,400	62,228 E	(137)	2/20/59	3.485% — Annually	US SOFR — Annually	(62,365)
61,590,900	181,693	(231)	3/18/26	US SOFR — Annually	4.413% — Annually	(176,221)
195,551,000	860,424 E	1,661,335	6/20/29	4.00% — Annually	US SOFR — Annually	804,323
195,969,000	578,109 E	(155,419)	6/20/26	4.20% — Annually	US SOFR — Annually	422,690
22,951,000	6,885 E	54,279	6/20/34	3.80% — Annually	US SOFR — Annually	47,393
10,021,000	11,524 E	(84,298)	6/20/54	US SOFR — Annually	3.60% — Annually	(72,773)
47,135,000	94,741 E	(22,780)	6/20/26	4.25% — Annually	US SOFR — Annually	71,961
4,509,000	19,749 E	33,047	6/20/34	3.85% — Annually	US SOFR — Annually	13,298
16,185,000	162,497 E	(44,483)	6/20/54	3.65% — Annually	US SOFR — Annually	(206,981)
13,720,500	101,806	(181)	3/27/34	US SOFR — Annually	3.932% — Annually	98,997
Total		$1,440,352	$1,249,565
E Extended effective date.

22 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	$1,664,481	$3,893,000	$1,328,292	12/16/72	500 bp — Monthly	$339,974
CMBX NA BB.6 Index	B/P	254,204	762,901	178,443	5/11/63	500 bp — Monthly	76,503
CMBX NA BB.9 Index	B/P	1,493,765	3,551,000	1,343,698	9/17/58	500 bp — Monthly	153,519
CMBX NA BBB−.11 Index	BBB−/P	33,810	161,000	20,737	11/18/54	300 bp — Monthly	13,167
CMBX NA BBB−.13 Index	BBB−/P	34,358	120,000	67,636	12/16/72	300 bp — Monthly	(33,095)
CMBX NA BBB−.15 Index	BBB−/P	12,883	56,000	7,946	11/18/64	300 bp — Monthly	4,969
CMBX NA BBB−.16 Index	BBB−/P	209,811	923,000	133,189	4/17/65	300 bp — Monthly	77,161
Credit Suisse International
CMBX NA BB.7 Index	B-/P	36,784	207,607	60,954	1/17/47	500 bp — Monthly	(23,968)
Goldman Sachs International
CMBX NA BB.14 Index	BB−/P	92,164	592,000	183,283	12/16/72	500 bp — Monthly	(90,544)
CMBX NA BB.6 Index	B/P	6,423	19,307	4,516	5/11/63	500 bp — Monthly	1,926
CMBX NA BB.7 Index	B-/P	234,836	620,558	182,196	1/17/47	500 bp — Monthly	53,244
CMBX NA BBB−.11 Index	BBB−/P	186	1,000	129	11/18/54	300 bp — Monthly	58
CMBX NA BBB−.16 Index	BBB−/P	28,955	141,000	20,346	4/17/65	300 bp — Monthly	8,691
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	28,886	360,000	142,524	5/11/63	500 bp — Monthly	(113,288)
CMBX NA BB.7 Index	B-/P	16,440	36,237	10,639	1/17/47	500 bp — Monthly	5,836
CMBX NA BB.7 Index	B-/P	158,648	244,599	71,814	1/17/47	500 bp — Monthly	87,072
CMBX NA BBB−.8 Index	B+/P	103,543	664,000	70,782	10/17/57	300 bp — Monthly	33,147
Merrill Lynch International
CMBX NA A.13 Index	A-/P	132,031	1,013,000	71,417	12/16/72	200 bp — Monthly	61,009
CMBX NA A.13 Index	A-/P	134,846	1,013,000	71,417	12/16/72	200 bp — Monthly	63,823
CMBX NA BB.6 Index	B/P	186,736	871,439	203,830	5/11/63	500 bp — Monthly	(16,246)
CMBX NA BB.7 Index	B-/P	20,331	126,829	37,237	1/17/47	500 bp — Monthly	(16,783)

Mortgage Securities Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	$370,733	$822,000	$280,466	12/16/72	500 bp — Monthly	$91,066
CMBX NA BB.7 Index	B-/P	132,135	329,907	96,861	1/17/47	500 bp — Monthly	35,595
CMBX NA BBB−.13 Index	BBB−/P	228,069	717,000	154,442	12/16/72	300 bp — Monthly	74,045
CMBX NA BBB−.16 Index	BBB−/P	15,685	69,000	9,957	4/17/65	300 bp — Monthly	5,768
CMBX NA BBB−.7 Index	BB+/P	18,198	65,931	11,070	1/17/47	300 bp — Monthly	7,167
CMBX NA BBB−.9 Index	BB/P	47,282	487,000	71,540	9/17/58	300 bp — Monthly	(23,974)
Upfront premium received		5,696,223		Unrealized appreciation		1,193,740
Upfront premium (paid)		—		Unrealized (depreciation)		(317,898)
Total		$5,696,223		Total		$875,842
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(615,904)	$1,565,738	$459,701	1/17/47	(500 bp) — Monthly	$(157,726)
CMBX NA BB.8 Index	(28,145)	62,513	22,073	10/17/57	(500 bp) — Monthly	(6,132)
CMBX NA BBB−.10 Index	(707,526)	2,354,000	444,435	11/17/59	(300 bp) — Monthly	(264,464)
CMBX NA BBB−.12 Index	(1,312,535)	4,625,000	913,438	8/17/61	(300 bp) — Monthly	(404,533)
CMBX NA BBB−.8 Index	(754,155)	3,904,000	416,166	10/17/57	(300 bp) — Monthly	(340,266)
CMBX NA BBB−.9 Index	(251,259)	1,062,000	156,008	9/17/58	(300 bp) — Monthly	(95,871)

24 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.10 Index	$(46,565)	$349,000	$138,169	11/17/59	(500 bp) — Monthly	$91,265
CMBX NA BB.10 Index	(41,383)	348,000	137,773	11/17/59	(500 bp) — Monthly	96,052
CMBX NA BB.10 Index	(22,747)	183,000	72,450	11/17/59	(500 bp) — Monthly	49,525
Goldman Sachs International
CMBX NA BB.8 Index	(53,080)	125,026	44,147	10/17/57	(500 bp) — Monthly	(9,055)
CMBX NA BB.9 Index	(1,409,598)	3,523,000	1,333,103	9/17/58	(500 bp) — Monthly	(79,920)
CMBX NA BBB−.12 Index	(316,200)	1,199,000	236,803	8/17/61	(300 bp) — Monthly	(80,097)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(111,197)	112,713	26,364	5/11/63	(500 bp) — Monthly	(84,943)
Merrill Lynch International
CMBX NA BB.10 Index	(1,764)	31,000	12,273	11/17/59	(500 bp) — Monthly	10,479
Morgan Stanley & Co. International PLC
CMBX NA BB.8 Index	(950,911)	2,082,157	735,209	10/17/57	(500 bp) — Monthly	(217,726)
CMBX NA BB.9 Index	(11,859)	28,000	10,595	9/17/58	(500 bp) — Monthly	(1,291)
CMBX NA BBB−.10 Index	(579,466)	1,792,000	338,330	11/17/59	(300 bp) — Monthly	(242,181)
CMBX NA BBB−.11 Index	(39,515)	162,000	20,866	11/18/54	(300 bp) — Monthly	(18,744)
CMBX NA BBB−.12 Index	(268,151)	843,000	166,493	8/17/61	(300 bp) — Monthly	(102,150)
CMBX NA BBB−.8 Index	(262,257)	1,274,000	135,808	10/17/57	(300 bp) — Monthly	(127,192)
Upfront premium received	—		Unrealized appreciation		247,321
Upfront premium (paid)	(7,784,217)		Unrealized (depreciation)		(2,232,291)
Total	$(7,784,217)		Total		$(1,984,970)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Mortgage Securities Fund 25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,201,643	$—
Mortgage-backed securities	—	342,387,361	—
U.S. government and agency mortgage obligations	—	535,345,585	—
U.S. treasury obligations	—	253,247	—
Short-term investments	12,236,000	45,169,068	—
Totals by level	$12,236,000	$930,356,904	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$73,463	$—	$—
Forward premium swap option contracts	—	(157,151)	—
Interest rate swap contracts	—	9,223,345	—
Credit default contracts	—	978,866	—
Totals by level	$73,463	$10,045,060	$—

The accompanying notes are an integral part of these financial statements.

26 Mortgage Securities Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $924,406,670)	$902,296,470
Affiliated issuers (identified cost $40,296,434) (Note 5)	40,296,434
Cash	1,424,081
Interest and other receivables	3,877,648
Receivable for shares of the fund sold	323,048
Receivable for investments sold	1,181,857
Receivable for variation margin on futures contracts (Note 1)	98,509
Receivable for variation margin on centrally cleared swap contracts (Note 1)	622,596
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,803,508
Unrealized appreciation on OTC swap contracts (Note 1)	14,219,936
Premium paid on OTC swap contracts (Note 1)	7,784,217
Receivable from broker (Note 1)	43,161
Deposits with broker (Note 1)	10,127,926
Prepaid assets	59,878
Total assets	985,159,269

LIABILITIES
Payable for investments purchased	761,341
Payable for purchases of TBA securities (Note 1)	535,081,977
Payable for shares of the fund repurchased	359,940
Payable for compensation of Manager (Note 2)	136,449
Payable for custodian fees (Note 2)	26,725
Payable for investor servicing fees (Note 2)	139,720
Payable for Trustee compensation and expenses (Note 2)	495,014
Payable for administrative services (Note 2)	1,297
Payable for distribution fees (Note 2)	246,611
Payable for variation margin on centrally cleared swap contracts (Note 1)	140,205
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,960,659
Unrealized depreciation on OTC swap contracts (Note 1)	2,550,189
Premium received on OTC swap contracts (Note 1)	9,060,966
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	12,489,247
Other accrued expenses	116,267
Total liabilities	564,566,607

Net assets	$420,592,662

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$809,458,239
Total distributable earnings (Note 1)	(388,865,577)
Total — Representing net assets applicable to capital shares outstanding	$420,592,662

(Continued on next page)

Mortgage Securities Fund 27

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($384,675,798 divided by 45,041,402 shares)	$8.54
Offering price per class A share (100/96.00 of $8.54)*	$8.90
Net asset value and offering price per class B share ($159,567 divided by 18,771 shares)**	$8.50
Net asset value and offering price per class C share ($1,939,339 divided by 229,992 shares)**	$8.43
Net asset value, offering price and redemption price per class R share
($4,219,464 divided by 501,912 shares)	$8.41
Net asset value, offering price and redemption price per class R6 share
($3,778,539 divided by 449,693 shares)	$8.40
Net asset value, offering price and redemption price per class Y share
($25,819,955 divided by 3,073,345 shares)	$8.40

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

28 Mortgage Securities Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $865,494 from investments in affiliated issuers) (Note 5)	$15,608,398
Total investment income	15,608,398

EXPENSES
Compensation of Manager (Note 2)	802,955
Investor servicing fees (Note 2)	438,410
Custodian fees (Note 2)	29,337
Trustee compensation and expenses (Note 2)	11,698
Distribution fees (Note 2)	498,447
Administrative services (Note 2)	8,030
Other	177,870
Total expenses	1,966,747
Expense reduction (Note 2)	(19,281)
Net expenses	1,947,466

Net investment income	13,660,932

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(5,792,424)
Futures contracts (Note 1)	386,590
Swap contracts (Note 1)	(2,768,217)
Written options (Note 1)	(31,767)
Total net realized loss	(8,205,818)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	26,522,514
Futures contracts	(395,556)
Swap contracts	(1,261,261)
Written options	3,393,843
Total change in net unrealized appreciation	28,259,540

Net gain on investments	20,053,722

Net increase in net assets resulting from operations	$33,714,654

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 29

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$13,660,932	$29,665,115
Net realized loss on investments	(8,205,818)	(55,524,487)
Change in net unrealized appreciation of investments	28,259,540	21,500,387
Net increase (decrease) in net assets resulting
from operations	33,714,654	(4,358,985)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(21,777,563)	(55,401,156)
Class B	(9,874)	(56,944)
Class C	(116,126)	(381,762)
Class R	(239,954)	(594,142)
Class R6	(313,714)	(750,887)
Class Y	(1,404,831)	(3,393,543)
Decrease from capital share transactions (Note 4)	(261,632)	(7,970,161)
Total increase (decrease) in net assets	9,590,960	(72,907,580)

NET ASSETS
Beginning of period	411,001,702	483,909,282
End of period	$420,592,662	$411,001,702

*Unaudited.

The accompanying notes are an integral part of these financial statements.

30 Mortgage Securities Fund

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Mortgage Securities Fund 31

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2024**	$8.34	.28	.41	.69	(.49)	—	(.49)	$8.54	8.44*	$384,676	.48*	3.28*	683*
September 30, 2023	9.65	.59	(.67)	(.08)	(1.23)	—	(1.23)	8.34	(1.41)	375,957	.97[e]	6.52[e]	1,500
September 30, 2022	11.87	.55	(2.28)	(1.73)	(.49)	—	(.49)	9.65	(14.96)	442,394	.92[e,f]	5.02[e]	863
September 30, 2021	12.02	.53	(.19)	.34	(.14)	(.35)	(.49)	11.87	2.80	606,657	.78[e]	4.29[e]	974
September 30, 2020	12.96	.48	(.87)	(.39)	(.55)	—	(.55)	12.02	(3.05)	680,883	.75[e]	3.88[e]	916
September 30, 2019	12.37	.44	.74	1.18	(.59)	—	(.59)	12.96	9.80	780,517	.75[e]	3.55[e]	1,089
Class B
March 31, 2024**	$8.30	.24	.41	.65	(.45)	—	(.45)	$8.50	8.05*	$160	.85*	2.90 *	683*
September 30, 2023	9.60	.52	(.67)	(.15)	(1.15)	—	(1.15)	8.30	(2.12)	233	1.72[e]	5.72[e]	1,500
September 30, 2022	11.81	.47	(2.27)	(1.80)	(.41)	—	(.41)	9.60	(15.61)	618	1.67[e,f]	4.25[e]	863
September 30, 2021	11.97	.43	(.19)	.24	(.11)	(.29)	(.40)	11.81	1.92	1,165	1.53[e]	3.50[e]	974
September 30, 2020	12.89	.39	(.86)	(.47)	(.45)	—	(.45)	11.97	(3.69)	2,190	1.50[e]	3.14[e]	916
September 30, 2019	12.31	.35	.72	1.07	(.49)	—	(.49)	12.89	8.91	5,214	1.49[e]	2.85[e]	1,089
Class C
March 31, 2024**	$8.24	.24	.41	.65	(.46)	—	(.46)	$8.43	8.01*	$1,939	.85*	2.90 *	683*
September 30, 2023	9.54	.52	(.66)	(.14)	(1.16)	—	(1.16)	8.24	(2.07)	2,268	1.72[e]	5.76[e]	1,500
September 30, 2022	11.74	.46	(2.25)	(1.79)	(.41)	—	(.41)	9.54	(15.60)	3,467	1.67[e,f]	4.25[e]	863
September 30, 2021	11.90	.42	(.18)	.24	(.11)	(.29)	(.40)	11.74	1.94	5,938	1.53[e]	3.44[e]	974
September 30, 2020	12.84	.39	(.88)	(.49)	(.45)	—	(.45)	11.90	(3.82)	14,611	1.50[e]	3.13[e]	916
September 30, 2019	12.25	.35	.73	1.08	(.49)	—	(.49)	12.84	9.04	23,972	1.50[e]	2.83[e]	1,089
Class R
March 31, 2024**	$8.22	.26	.41	.67	(.48)	—	(.48)	$8.41	8.29 *	$4,219	.60*	3.16*	683*
September 30, 2023	9.52	.56	(.66)	(.10)	(1.20)	—	(1.20)	8.22	(1.58)	4,518	1.22[e]	6.27[e]	1,500
September 30, 2022	11.71	.52	(2.24)	(1.72)	(.47)	—	(.47)	9.52	(15.11)	4,593	1.17[e,f]	4.77[e]	863
September 30, 2021	11.88	.49	(.20)	.29	(.13)	(.33)	(.46)	11.71	2.41	6,479	1.03[e]	4.02[e]	974
September 30, 2020	12.81	.45	(.86)	(.41)	(.52)	—	(.52)	11.88	(3.26)	7,813	1.00[e]	3.63[e]	916
September 30, 2019	12.23	.41	.72	1.13	(.55)	—	(.55)	12.81	9.55	11,126	1.00[e]	3.32[e]	1,089
Class R6
March 31, 2024**	$8.21	.29	.41	.70	(.51)	—	(.51)	$8.40	8.69*	$3,779	.27*	3.49*	683*
September 30, 2023	9.52	.62	(.67)	(.05)	(1.26)	—	(1.26)	8.21	(1.04)	5,451	.56[e]	6.94[e]	1,500
September 30, 2022	11.71	.59	(2.25)	(1.66)	(.53)	—	(.53)	9.52	(14.58)	5,123	.53[e,f]	5.40[e]	863
September 30, 2021	11.88	.57	(.20)	.37	(.15)	(.39)	(.54)	11.71	3.07	6,069	.41[e]	4.67[e]	974
September 30, 2020	12.82	.52	(.86)	(.34)	(.60)	—	(.60)	11.88	(2.71)	5,928	.37[e]	4.26[e]	916
September 30, 2019	12.24	.49	.72	1.21	(.63)	—	(.63)	12.82	10.25	7,454	.37[e]	3.96[e]	1,089

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

32 Mortgage Securities Fund	Mortgage Securities Fund 33

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From return	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class Y
March 31, 2024**	$8.21	.28	.41	.69	(.50)	—	(.50)	$8.40	8.61*	$25,820	.35*	3.41*	683*
September 30, 2023	9.52	.60	(.66)	(.06)	(1.25)	—	(1.25)	8.21	(1.17)	22,575	.72[e]	6.77[e]	1,500
September 30, 2022	11.71	.58	(2.25)	(1.67)	(.52)	—	(.52)	9.52	(14.71)	27,715	.67[e,f]	5.23[e]	863
September 30, 2021	11.88	.55	(.19)	.36	(.15)	(.38)	(.53)	11.71	2.93	77,518	.53[e]	4.59[e]	974
September 30, 2020	12.81	.51	(.86)	(.35)	(.58)	—	(.58)	11.88	(2.75)	61,132	.50[e]	4.14[e]	916
September 30, 2019	12.23	.48	.72	1.20	(.62)	—	(.62)	12.81	10.12	89,152	.50[e]	3.89[e]	1,089

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
September 30, 2023	<0.01%
September 30, 2022	<0.01
September 30, 2021	0.11
September 30, 2020	0.14
September 30, 2019	0.15

f Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

34 Mortgage Securities Fund	Mortgage Securities Fund 35

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. The fund currently has significant investment exposure to commercial mortgage-backed securities. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

36 Mortgage Securities Fund

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Mortgage Securities Fund 37

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor

38 Mortgage Securities Fund

contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $10,127,926 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as

Mortgage Securities Fund 39

a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

40 Mortgage Securities Fund

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,896,001 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $1,850,459 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either

Mortgage Securities Fund 41

short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$199,516,859	$116,286,643	$315,803,502

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,033,064,417, resulting in gross unrealized appreciation and depreciation of $37,967,253 and $118,320,243, respectively, or net unrealized depreciation of $80,352,990.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.193% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 4, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that

42 Mortgage Securities Fund

were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 4, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$405,002	Class R	4,532
Class B	201	Class R6	1,282
Class C	2,269	Class Y	25,124
		Total	$438,410

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $19,281 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $358, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the

Mortgage Securities Fund 43

following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$476,184
Class B	1.00%	1.00%	944
Class C	1.00%	1.00%	10,665
Class R	1.00%	0.50%	10,654
Total			$498,447

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $68,401 from the sale of class A shares and received no monies and $54 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $22 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$6,091,261,060	$6,146,776,016
U.S. government securities (Long-term)	—	—
Total	$6,091,261,060	$6,146,776,016

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,042,013	$17,266,612	1,010,092	$9,117,721
Shares issued in connection with
reinvestment of distributions	2,326,009	19,617,137	5,482,617	49,885,573
	4,368,022	36,883,749	6,492,709	59,003,294
Shares repurchased	(4,405,104)	(37,232,237)	(7,280,389)	(66,039,522)
Net decrease	(37,082)	$(348,488)	(787,680)	$(7,036,228)

44 Mortgage Securities Fund

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	276	$2,541
Shares issued in connection with
reinvestment of distributions	1,157	9,712	5,838	53,216
	1,157	9,712	6,114	55,757
Shares repurchased	(10,460)	(88,159)	(42,401)	(385,130)
Net decrease	(9,303)	$(78,447)	(36,287)	$(329,373)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	15,021	$122,952	22,498	$201,042
Shares issued in connection with
reinvestment of distributions	12,683	105,695	39,817	359,272
	27,704	228,647	62,315	560,314
Shares repurchased	(73,013)	(608,859)	(150,401)	(1,349,068)
Net decrease	(45,309)	$(380,212)	(88,086)	$(788,754)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	31,753	$266,123	69,253	$614,601
Shares issued in connection with
reinvestment of distributions	28,901	239,954	66,310	594,142
	60,654	506,077	135,563	1,208,743
Shares repurchased	(108,638)	(897,396)	(68,236)	(614,344)
Net increase (decrease)	(47,984)	$(391,319)	67,327	$594,399

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	66,425	$560,620	108,741	$983,244
Shares issued in connection with
reinvestment of distributions	37,306	309,582	82,714	739,992
	103,731	870,202	191,455	1,723,236
Shares repurchased	(317,675)	(2,661,999)	(66,182)	(571,301)
Net increase (decrease)	(213,944)	$(1,791,797)	125,273	$1,151,935

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	534,873	$4,475,815	604,275	$5,339,585
Shares issued in connection with
reinvestment of distributions	124,929	1,037,162	273,531	2,451,883
	659,802	5,512,977	877,806	7,791,468
Shares repurchased	(335,069)	(2,784,346)	(1,041,049)	(9,353,608)
Net increase (decrease)	324,733	$2,728,631	(163,243)	$(1,562,140)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1 class Y share of the fund (less than 0.01% of class Y shares outstanding), valued at $8.40.

Mortgage Securities Fund 45

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	Income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$34,720,456	$139,229,802	$133,653,824	$865,494	$40,296,434
Total Short-term
investments	$34,720,456	$139,229,802	$133,653,824	$865,494	$40,296,434

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$438,000,000
Written swap option contracts (contract amount)	$331,600,000
Futures contracts (number of contracts)	500
OTC interest rate swap contracts (notional)	$420,000,000
Centrally cleared interest rate swap contracts (notional)	$584,300,000
OTC credit default contracts (notional)	$47,400,000

46 Mortgage Securities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$5,799,247	Payables	$4,820,381
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	13,413,068*	Unrealized depreciation	4,273,411*
Total		$19,212,315		$9,093,792

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,469,181	$1,469,181
Interest rate contracts	3,441,438	386,590	(4,237,398)	$(409,370)
Total	$3,441,438	$386,590	$(2,768,217)	$1,059,811

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(2,144,480)	$(2,144,480)
Interest rate contracts	(2,862,573)	(395,556)	883,219	$(2,374,910)
Total	$(2,862,573)	$(395,556)	$(1,261,261)	$(4,519,390)

Mortgage Securities Fund 47

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	Wells Fargo Bank, N.A.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$9,414,132	$—	$—	9,414,132
Centrally cleared interest rate
swap contracts§	—	—	622,596	—	—	—	—	—	—	—	—	—	—	—	—	—	622,596
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	2,400,532	347,537	—	1,609,806	—	26,254	12,243	—	1,402,875	—	—	5,799,247
Futures contracts§	—	—	—	—	—	—	—	—	—	—	98,509	—	—	—	—	—	98,509
Forward premium swap
option contracts#	1,231,361	463,639	—	—	500,873	—	—	138,036	—	411,839	—	—	—	—	57,760	—	2,803,508
Total Assets	$1,231,361	$463,639	$622,596	$—	$500,873	$2,400,532	$347,537	$138,036	$1,609,806	$411,839	$124,763	$12,243	$—	$10,817,007	$57,760	$—	$18,737,992
Liabilities:
OTC Interest rate swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared interest rate
swap contracts§	—	—	140,205	—	—	—	—	—	—	—	—	—	—	—	—	—	140,205
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	3,071,114	60,752	—	389,189	—	294,750	382,141	—	622,435	—	—	4,820,381
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	1,481,749	199,880	—	—	837,510	—	—	66,751	54,452	295,442	—	—	—	—	24,875	—	2,960,659
Total Liabilities	$1,481,749	$199,880	$140,205	$—	$837,510	$3,071,114	$60,752	$66,751	$443,641	$295,442	$294,750	$382,141	$—	$622,435	$24,875	$—	$7,921,245
Total Financial and Derivative
Net Assets	$(250,388)	$263,759	$482,391	$—	$(336,637)	$(670,582)	$286,785	$71,285	$1,166,165	$116,397	$(169,987)	$(369,898)	$—	$10,194,572	$32,885	$—	$10,816,747
Total collateral received (pledged)†##	$(111,082)	$263,759	$—	$—	$(303,491)	$(667,371)	$286,785	$40,000	$1,080,000	$—	$(169,987)	$(369,898)	$—	$10,048,000	$20,000	$—
Net amount	$(139,306)	$—	$482,391	$—	$(33,146)	$(3,211)	$—	$31,285	$86,165	$116,397	$—	$—	$—	$146,572	$12,885	$—
Controlled collateral received
(including TBA commitments)**	$—	$340,000	$—	$—	$—	$408,000	$300,000	$40,000	$1,080,000	$—	$—	$—	$253,247	$10,048,000	$20,000	$—	$12,489,247
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(111,082)	$—	$—	$(105,131)	$(303,491)	$(667,371)	$—	$—	$—	$—	$(797,567)	$(450,147)	$—	$—	$—	$(111,541)	$(2,546,330)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

48 Mortgage Securities Fund	Mortgage Securities Fund 49

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $844,022 and $10,127,926, respectively.

50 Mortgage Securities Fund

Shareholder meeting results (Unaudited)

January 4, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
21,529,280	1,006,942	2,637,332

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
21,372,667	1,090,682	2,710,204

All tabulations are rounded to the nearest whole number.

Mortgage Securities Fund 51

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024